Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

BancPlus Corporation Employee Stock Ownership Plan with 401(k) Provisions EIN 64-0655312 PN 001 Schedule H, Line 4i – Schedule of Assets (Held at End of Year) December 31, 2025
(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	Money Market Mutual Fund
	Goldman Sachs	Financial Square Government Fund	$739,709	$739,709

	Mutual Funds
	American Funds	American Fund TD 2025	N/A	61,863
	American Funds	American Fund TD 2030	N/A	161,759
	American Funds	American Fund TD 2035	N/A	197,089
	American Funds	American Fund TD 2040	N/A	150,809
	American Funds	American Fund TD 2045	N/A	318,429
	American Funds	American Fund TD 2050	N/A	50,053
	American Funds	American Fund TD 2055	N/A	310,101
	American Funds	American Fund TD 2060	N/A	54,551
	American Funds	American Fund TD 2065	N/A	102,976
*	BankPlus Wealth Management	BankPlus Wealth Mgmt Aggressive	N/A	15,392,715
*	BankPlus Wealth Management	BankPlus Wealth Mgmt Conservative	N/A	1,141,551
*	BankPlus Wealth Management	BankPlus Wealth Mgmt Cons Growth	N/A	7,100,100
*	BankPlus Wealth Management	BankPlus Wealth Mgmt Growth	N/A	14,427,123
*	BankPlus Wealth Management	BankPlus Wealth Mgmt Mod Growth	N/A	7,545,910
	Fidelity	Fidelity 500 Index Fund	N/A	8,712,824
	Goldman Sachs	Goldman Sachs GQG Partners Int'l	N/A	926,601
	Invesco	Invesco QQQ Trust	N/A	5,743,418
	BlackRock	iShares MSCI EAFE Index Fund	N/A	770,027
	JP Morgan	JP Morgan Core Plus	N/A	175,960
	Loomis Sayles	Loomis Sayles Investment Grade Bond Fund	N/A	203,756
	Neuberger Berman	Neuberger Berman Large Cap Value	N/A	1,547,536
	PIMCO	PIMCO Income Fund	N/A	602,174
	Vanguard	Vanguard Inflation Protected Securities	N/A	69,389
	Vanguard	Vanguard Mid Cap ETF	N/A	2,386,326
	Vanguard	Vanguard Emerging Markets ETF	N/A	503,727
	Vanguard	Vanguard Small Cap ETF	N/A	1,871,870
	Vanguard	Vanguard Total Bond Market ETF	N/A	236,115
	William Blair	William Blair Small-Mid Cap	N/A	32,176
	Total Mutual Funds			70,796,928

	Common Collective Trust
	Reliance Trust	Reliance MetLife Stable Value	N/A	2,443,134

*	BancPlus Corporation common stock	1,385,754 shares	31,721,456	105,317,304

*	Notes receivable from participants, payable semimonthly	2026-2031
		5.25%-10.50%	N/A	944,320

	* - Denotes party-in-interest
	N/A - Cost information not required for participant-directed investments